Employees (Details 1) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Person	Dec. 31, 2013 USD ($) Person	Dec. 31, 2012 USD ($) Person
Document Fiscal Year Focus	2014
Entity Number of Employees | Person	18,200	17,900	17,500
Salaries and benefits expense
Salaries and other compensation awards	$ 2,069	$ 1,953	$ 2,258
Share-based Compensation	52	42	32
Severance costs	8	32	6
Social security costs	147	135	133
Retirement benefits — defined benefit plan (income) expense	(17)	(4)	2
Retirement benefits — defined contribution plan expense	55	49	44
Total salaries benefit expense	2,314	2,207	2,475
Amortization and write-off of cash retention awards	$ 10	$ 6	$ 416